Portfolio of investments—December 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.01%
Communication services: 10.92%
Interactive media & services: 10.92%
Alphabet, Inc. Class C#	1,166	$222,053
Meta Platforms, Inc. Class A#	273	159,844
		381,897
Consumer discretionary: 11.79%
Broadline retail: 4.48%
Amazon.com, Inc.†#	715	156,864
Hotels, restaurants & leisure: 4.23%
Hilton Worldwide Holdings, Inc.#	227	56,105
McDonald’s Corp.#	190	55,079
Starbucks Corp.#	402	36,683
		147,867
Household durables: 1.53%
Garmin Ltd.#	259	53,421
Specialty retail: 1.55%
Home Depot, Inc.#	139	54,070
Consumer staples: 3.20%
Consumer staples distribution & retail : 0.94%
Target Corp.#	243	32,849
Food products: 0.97%
Mondelez International, Inc. Class A#	569	33,986
Personal care products: 1.29%
Unilever PLC ADR#	792	44,907
Energy: 4.14%
Oil, gas & consumable fuels: 4.14%
Suncor Energy, Inc.#	2,157	76,962
TotalEnergies SE ADR#	1,245	67,852
		144,814
Financials: 15.67%
Banks: 6.91%
Citigroup, Inc.#	1,134	79,822
JPMorgan Chase & Co.#	492	117,938
Regions Financial Corp.#	1,858	43,700
		241,460
Capital markets: 3.78%
BlackRock, Inc.#	57	58,431
Blackstone, Inc.#	427	73,624
		132,055
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series EPI | 1

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Financial services: 2.14%
Visa, Inc. Class A#	237	$74,901
Insurance: 2.84%
Manulife Financial Corp.#	1,932	59,332
Marsh & McLennan Cos., Inc.#	189	40,145
		99,477
Health care: 9.54%
Biotechnology: 1.57%
AbbVie, Inc.#	310	55,087
Health care providers & services: 2.56%
UnitedHealth Group, Inc.#	177	89,537
Life sciences tools & services: 1.15%
Thermo Fisher Scientific, Inc.#	77	40,058
Pharmaceuticals: 4.26%
Eli Lilly & Co.#	120	92,640
Merck & Co., Inc.#	567	56,405
		149,045
Industrials: 9.49%
Aerospace & defense: 3.40%
Boeing Co.†#	322	56,994
RTX Corp.#	533	61,679
		118,673
Air freight & logistics: 1.46%
United Parcel Service, Inc. Class B#	405	51,071
Commercial services & supplies: 1.37%
Waste Management, Inc.#	238	48,026
Electrical equipment: 1.91%
Eaton Corp. PLC#	201	66,706
Ground transportation: 1.35%
Union Pacific Corp.#	207	47,204
Information technology: 31.43%
Communications equipment: 1.66%
Cisco Systems, Inc.#	981	58,075
Electronic equipment, instruments & components: 2.06%
Keysight Technologies, Inc.†#	201	32,286
TE Connectivity PLC#	278	39,746
		72,032
IT services: 0.96%
Cognizant Technology Solutions Corp. Class A#	437	33,605
See accompanying notes to portfolio of investments
2 | Allspring Managed Account CoreBuilder Shares - Series EPI

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 8.44%
Advanced Micro Devices, Inc.†#	340	$41,069
Analog Devices, Inc.#	205	43,554
Broadcom, Inc.#	702	162,752
Lam Research Corp.#	660	47,672
		295,047
Software: 9.35%
Adobe, Inc.†#	100	44,468
Microsoft Corp.#	670	282,405
		326,873
Technology hardware, storage & peripherals: 8.96%
Apple, Inc.#	1,252	313,526
Materials: 0.83%
Chemicals: 0.83%
Celanese Corp. Class A#	420	29,068
Total common stocks (Cost $2,712,340)		3,392,201

		Yield
Short-term investments: 3.06%
Investment companies: 3.06%
Allspring Government Money Market Fund Select Class♠∞		4.42%	106,812	106,812
Total short-term investments (Cost $106,812)				106,812
Total investments in securities (Cost $2,819,152)	100.07%			3,499,013
Other assets and liabilities, net	(0.07)			(2,273)
Total net assets	100.00%			$3,496,740

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$85,237	$292,933	$(271,358)	$0	$0	$106,812	106,812	$4,222
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series EPI | 3

Portfolio of investments—December 31, 2024 (unaudited)

Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
E-Mini S&P 500 Index	Morgan Stanley Co.	(23)	$(1,437,500)	$625.00	1-3-2025	$(46)
E-Mini S&P 500 Index	Morgan Stanley Co.	(2)	(129,000)	645.00	1-10-2025	(7)
E-Mini S&P 500 Index	Morgan Stanley Co.	(20)	(1,246,000)	623.00	1-10-2025	(70)
E-Mini S&P 500 Index	Morgan Stanley Co.	(7)	(448,000)	640.00	1-17-2025	(14)
E-Mini S&P 500 Index	Morgan Stanley Co.	(10)	(622,000)	622.00	1-17-2025	(70)
E-Mini S&P 500 Index	Morgan Stanley Co.	(11)	(677,600)	616.00	1-24-2025	(407)
E-Mini S&P 500 Index	Morgan Stanley Co.	(6)	(387,000)	645.00	1-24-2025	(18)
Invesco QQQ Trust, Series 1	Morgan Stanley Co.	(1)	(59,978)	599.78	1-17-2025	0
Invesco QQQ Trust, Series 1	Morgan Stanley Co.	(4)	(217,200)	543.00	1-24-2025	(256)
iShares Russell 2000 ETF	Morgan Stanley Co.	(13)	(326,300)	251.00	1-3-2025	0
iShares Russell 2000 ETF	Morgan Stanley Co.	(14)	(341,600)	244.00	1-10-2025	(56)
iShares Russell 2000 ETF	Morgan Stanley Co.	(18)	(428,400)	238.00	1-17-2025	(414)
iShares Russell 2000 ETF	Morgan Stanley Co.	(11)	(255,750)	232.50	1-24-2025	(1,177)
SPDR Dow Jones Industrial Average ETF	Morgan Stanley Co.	(5)	(230,000)	460.00	1-3-2025	0
SPDR Dow Jones Industrial Average ETF	Morgan Stanley Co.	(7)	(317,800)	454.00	1-10-2025	(2)
SPDR Dow Jones Industrial Average ETF	Morgan Stanley Co.	(10)	(451,000)	451.00	1-17-2025	(100)
SPDR Dow Jones Industrial Average ETF	Morgan Stanley Co.	(10)	(442,000)	442.00	1-24-2025	(2,575)
						$(5,212)
See accompanying notes to portfolio of investments
4 | Allspring Managed Account CoreBuilder Shares - Series EPI

Notes to portfolio of investments—December 31, 2024 (unaudited)
Notes to portfolio of investments
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
The Fund may also purchase call or put options. Premiums paid are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Allspring Managed Account CoreBuilder Shares - Series EPI | 5

Notes to portfolio of investments—December 31, 2024 (unaudited)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$381,897	$0	$0	$381,897
Consumer discretionary	412,222	0	0	412,222
Consumer staples	111,742	0	0	111,742
Energy	144,814	0	0	144,814
Financials	547,893	0	0	547,893
Health care	333,727	0	0	333,727
Industrials	331,680	0	0	331,680
Information technology	1,099,158	0	0	1,099,158
Materials	29,068	0	0	29,068
Short-term investments
Investment companies	106,812	0	0	106,812
Total assets	$3,499,013	$0	$0	$3,499,013
Liabilities
Written options	$5,210	$2	$0	$5,212
Total liabilities	$5,210	$2	$0	$5,212
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At December 31, 2024, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Managed Account CoreBuilder Shares - Series EPI